EQUITY METHOD INVESTMENT - Schedule of Equity Method Investments (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Balance at beginning of period	$ 310	$ 310	$ 525
Share of losses	$ 25	43	39
Distributions		(101)	(254)
Disposition		(77)
Balance at end of period		$ 175	$ 310